Annual Total Returns[BarChart] - NVIT Neuberger Berman Multi Cap Opportunities Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.62%)	16.94%	43.82%	6.60%	(1.08%)	13.60%	24.85%	(4.76%)	28.07%	13.55%